FIST1 SA-2
                        SUPPLEMENT DATED APRIL 16, 2007
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2007
                                       OF
                       FRANKLIN INVESTORS SECURITIES TRUST
     (FRANKLIN BALANCED FUND, FRANKLIN CONVERTIBLE SECURITIES FUND, FRANKLIN EQUITY INCOME FUND, FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES
                      FUND, AND FRANKLIN REAL RETURN FUND)

The Statement of Additional Information is amended as follows:

I. Under the section, "Management and Other Services - Portfolio managers" on page 47, the table is revised to add the following as of December 31, 2006:


                                ASSETS OF OTHER                           ASSETS OF OTHER
              NUMBER OF OTHER   REGISTERED INVESTMENT NUMBER OF OTHER     POOLED INVESTMENT                        ASSETS OF OTHER
           REGISTERED INVESTMENT COMPANIES MANAGED    POOLED INVESTMENT   VEHICLES MANAGED     NUMBER OF OTHER     ACCOUNTS MANAGED
NAME         COMPANIES MANAGED   (X$1 MILLION)        VEHICLES MANAGED    (X $1 MILLION)     ACCOUNTS MANAGED      (X $1 MILLION)
-----------------------------------------------------------------------------------------------------------------------------------

Mark L. Constant 0                  N/A                       0                N/A                     0                   N/A


II. Under the section, "Management and Other Services - Portfolio managers - Ownership of Fund shares" on page 48, the table is revised to add the following as of December 31, 2006:
                                                             DOLLAR RANGE OF
                                                              FUND SHARES
PORTFOLIO MANAGER                                          BENEFICIALLY OWNED
-----------------------------------------------------------------------------
 Mark L. Constant .............................................     None

               Please keep this supplement for future reference.